CONSOLIDATED STATEMENTS OF EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Retained Earnings (Deficit) [Member] USD ($)	Retained Earnings (Deficit) [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY
Balance at Sep. 30, 2011		285,811	$ 0		394,344		(99,533)		(6,397)		(29,377)		26,774
Balance (in shares) at Sep. 30, 2011			23,382,812
Net income for the year		(2,785)	0		0		(1,434)		0		0		(1,351)
Share-based compensation expense		3,327	0		3,327		0		0		0		0
Capital injection from a non-controlling shareholder		29,400	0		0		0		0		0		29,400
Disposal of non-controlling interest in a subsidiary		(2,438)	0		0		0		0		0		(2,438)
Translation adjustments		117	0		0		0		117		0		0
Balance at Sep. 30, 2012		313,432	0		397,671		(100,967)		(6,280)		(29,377)		52,385
Balance (in shares) at Sep. 30, 2012			23,382,812
Net income for the year		9,312	0		0		7,494		0		0		1,818
Issuance of restricted share (in shares)			134,500
Share repurchased		(6,282)	0		0		0		0		(6,282)		0
Share repurchased (in shares)			(611,386)
Share-based compensation expense		1,893	0		1,893		0		0		0		0
Translation adjustments		1,890	0		0		0		1,890		0		0
Balance at Sep. 30, 2013		320,245	0		399,564		(93,473)		(4,390)		(35,659)		54,203
Balance (in shares) at Sep. 30, 2013			22,905,926
Net income for the year	(1,650)	(10,140)	0		0		(9,527)		0		0		(613)
Share repurchased		(1,786)	0		0		0		0		(1,786)		0
Share repurchased (in shares)			(167,385)
Share-based compensation expense		1,324	0		1,324		0		0		0		0
Translation adjustments	(9)	(56)	0		0		0		(56)		0		0
Balance at Sep. 30, 2014	$ 50,320	309,587	$ 0	$ 65,158	400,888	$ (16,741)	(103,000)	$ (721)	(4,446)	$ (6,086)	(37,445)	$ 8,710	53,590
Balance (in shares) at Sep. 30, 2014			22,738,541